Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Real Estate InvestmentTrust Portfolio II
Objective [Heading]	rr_ObjectiveHeading	What are the Portfolio’s investment objectives?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 27, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s fee waivers and expense reimbursements for the 1-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Portfolio’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio primarily invests in securities of companies principally engaged in the real estate industry. The Portfolio is considered “nondiversified” as defined in the Investment Company Act of 1940, as amended (1940 Act), which means that it can invest in a smaller number of issuers than a diversified mutual fund.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in REITs (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

The Portfolio also invests in equity securities of real estate industry operating companies (REOCs). We define a REOC as a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. A Portfolio’s investments in equity securities of REITs and REOCs may include, from time to time, sponsored or unsponsored ADRs actively traded in the U.S. Equity securities include, but are not to be limited to, common stocks, preferred stocks, securities convertible into common stocks, and securities having common stock characteristics, such as rights and warrants to purchase common stocks. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

The Portfolio may also, to a limited extent, enter into futures contracts on stocks, purchase or sell options on such futures, engage in certain options transactions on stocks, and enter into closing transactions with respect to those activities. These activities will be entered into to facilitate the Portfolio’s ability to quickly deploy into the stock market the Portfolio’s positions in cash, short-term debt securities, and other money market instruments, at times when the Portfolio’s assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Portfolio.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when we believe such holdings are prudent given current market conditions. Except when we believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 10% of its total assets in cash or such short-term investments. All of these short-term investments will be in U.S. government securities or instruments of the highest quality as determined by a nationally recognized statistical rating organization (NRSRO) (for example, AAA by Standard & Poor’s (S&P) or Aaa by Moody’s Investors Service, Inc. (Moody’s)) or be of comparable quality as we determine.

We do not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, we may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in REITs (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Real estate industry risk	This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Nondiversification risk	A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Foreign governments/ supranational risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivative contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivative contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has The Real Estate Investment Trust Portfolio II performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 231-8002
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	delawareinvestments.com/institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (The Real Estate Investment Trust Portfolio II)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, The Real Estate Investment Trust Portfolio II’s highest quarterly return was 29.36% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -36.15% for the quarter ended Dec. 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

DPT CLASS
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,301
Annual Return 2004	rr_AnnualReturn2004	30.21%
Annual Return 2005	rr_AnnualReturn2005	6.78%
Annual Return 2006	rr_AnnualReturn2006	33.12%
Annual Return 2007	rr_AnnualReturn2007	(14.41%)
Annual Return 2008	rr_AnnualReturn2008	(34.77%)
Annual Return 2009	rr_AnnualReturn2009	22.44%
Annual Return 2010	rr_AnnualReturn2010	25.91%
Annual Return 2011	rr_AnnualReturn2011	10.70%
Annual Return 2012	rr_AnnualReturn2012	15.50%
Annual Return 2013	rr_AnnualReturn2013	1.87%
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	7.66%
DPT CLASS | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	14.50%
10 Years	rr_AverageAnnualReturnYear10	4.63%
DPT CLASS | Return after taxes on distributions and sale of Portfolio shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	11.92%
10 Years	rr_AverageAnnualReturnYear10	6.27%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	16.50%
10 Years	rr_AverageAnnualReturnYear10	8.42%

[1]	The Portfolio's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying Portfolio expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual portfolio operating expenses from exceeding 0.95% of the Portfolio's average daily net assets from Feb. 27, 2014 through Feb. 27, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.